LIBERTY MONEY MARKET FUND, VARIABLE SERIES
                            (the "Money Market Fund")

      Supplement to the Prospectuses and Statement of Additional Information
                                dated May 1, 2005

         The prospectuses and Statement of Additional Information for the Money Market Fund are hereby supplemented to reflect the removal of all language discussing the portfolio manager responsible for the day-to-day management of the Money Market Fund. Accordingly, all references to the portfolio manager of the Money Market Fund should be removed throughout the prospectuses and Statement of Additional Information. Columbia Management Advisors, LLC remains the investment adviser to the Money Market Fund, and the Money Market Fund's investment objective and principal investment strategies remain unchanged.

                                                               February 3, 2006

                 LIBERTY ASSET ALLOCATION FUND, VARIABLE SERIES
                     (the "Asset Allocation Fund" or "Fund")
             Supplement to the Prospectuses dated May 1, 2005
               (Replacing the Supplement dated December 23, 2005)

1.       The section TRUST MANAGEMENT ORGANIZATIONS: INVESTMENT ADVISOR:
         COLUMBIA MANAGEMENT ADVISORS, INC. is replaced in its entirety with the following:

         INVESTMENT ADVISOR: COLUMBIA MANAGEMENT ADVISORS, LLC
         Columbia Management Advisors, LLC ("Columbia Advisors"), located at 100 Federal Street, Boston, Massachusetts 02110, is the Funds' investment advisor. Columbia Advisors is responsible for the Funds' management, subject to oversight by the Funds' Board of Trustees. In its duties as investment advisor, Columbia Advisors runs the Funds' day-to-day business, including placing all orders for the purchase and sale of each Fund's portfolio securities. Columbia Advisors is a direct, wholly owned subsidiary of Columbia Management Group, LLC ("CMG"), which in turn is a direct, wholly owned subsidiary of Bank of America, which in turn is a wholly owned banking subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware corporation. Prior to June 15, 2005, CMG was a corporation. Effective June 15, 2005, CMG converted to a limited liability company. Columbia Advisors, a registered investment advisor, has been an investment advisor since 1995.

         On September 30, 2005, Columbia Management Advisors, Inc. ("Columbia Management") merged into Columbia Advisors (which prior to September 30, 2005 had been known as Banc of America Capital Management, LLC). Before September 30, 2005, Columbia Management was the investment advisor to the Funds. As a result of the merger, Columbia Advisors is now the investment advisor to the Funds.



         For the 2004 fiscal year, aggregate advisory fees paid to Columbia Management by the Funds, not including administration, pricing and bookkeeping, and other fees paid to Columbia Management by the Funds, amounted to the following annual rates as a percentage of average daily net assets:


         Liberty Asset Allocation Fund, Variable Series                0.45%
         Columbia Large Cap Growth Fund, Variable Series               0.50%
         Liberty Small Company Growth Fund, Variable Series            0.50%
         Liberty Federal Securities Fund, Variable Series              0.40%
         Liberty Money Market Fund, Variable Series                    0.35%

2. The paragraphs describing the portfolio managers for the Asset Allocation Fund under the section TRUST MANAGEMENT ORGANIZATIONS:
         PORTFOLIO MANAGERS are replaced in their entirety as follows:

Liberty Asset Allocation Fund, Variable Series.
Vikram J. Kuriyan, PhD, a portfolio manager of Columbia Advisors, is the lead manager for the Asset Allocation Fund and has co-managed the Fund since August, 2005. Dr. Kuriyan has been associated with Columbia Advisors or its affiliates since January, 2000.

Karen Wurdack, a portfolio manager of Columbia Advisors, is a co-manager for the Asset Allocation Fund and has co-managed the Fund since August, 2005. Ms. Wurdack has been associated with Columbia Advisors or its affiliates since August, 1993.

Dr. Kuriyan and Ms. Wurdack are responsible for allocating the Fund assets among the various asset classes, while investment decisions for the portion of the Fund's assets allocated to each asset class will be made by investment professionals with particular expertise in such asset class. The asset classes, and the persons responsible for managing the Fund's assets allocated to each particular asset class, are as follows:


Large cap growth stocks                              Paul J. Berlinguet, Edward P. Hickey, Roger R. Sullivan,
                                                     Mary-Ann Ward and John T. Wilson
Large cap value stocks                               Lori J. Ensinger, Diane L. Sobin, David I. Hoffman and
                                                     Noah J. Petrucci
Mid cap growth stocks                                Kenneth A. Korngiebel, Wayne M. Collette, J. Michael
                                                     Kosicki, George J. Myers and Theodore R. Wendell
Mid cap value stocks                                 Diane L. Sobin, David I. Hoffman, Lori J. Ensinger
                                                     and Noah J. Petrucci
Small cap growth stocks                              Daniel H. Cole, Paul J. Berlinguet, Daniele M. Donahue, Jon
                                                     Michael Morgan and Clifford D. Siverd
Small cap value stocks                               Stephen D. Barbaro and Jeremy Javidi
Foreign stocks                                       NIMNAI
Investment grade bonds                               Leonard A. Aplet
Non-investment grade bonds                           Stephen Peacher

Paul J. Berlinguet, a senior vice president of Columbia Advisors, head of the advisor's Small Cap Growth team and head of the Large Cap Growth team, has managed or co-managed the portion of the Fund allocated to the large cap growth stocks category since October, 2003. Mr. Berlinguet is also a co-manager for the portion of the Fund allocated to the small-cap growth stocks category and has co-managed that portion of the Fund since December, 2005. Prior to joining Columbia Management in October, 2003, Mr. Berlinguet was head of the large-mid cap equity group and a portfolio manager at John Hancock Funds. Prior to joining John Hancock Funds in April 2001, Mr. Berlinguet was head of the Global Technology Research Team and a large cap growth portfolio manager at Baring Asset Management. During his 12-year career at Baring Asset Management, he also managed a small cap aggressive growth unit trust and was lead Portfolio Manager for four years.

Edward P. Hickey, a portfolio manager of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since June, 2005. Mr. Hickey has been associated with Columbia Advisors or its predecessors since November, 1998.

Roger R. Sullivan, a portfolio manager of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since June, 2005. Mr. Sullivan has been associated with Columbia Advisors or its predecessors since January, 2005. Prior to joining in January, 2005, Mr. Sullivan was a senior vice president of Putnam Investments from December, 1994 to December, 2004.

Mary-Ann Ward, a portfolio manager of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since June, 2005. Ms. Ward has been associated with Columbia Advisors or its predecessors since July, 1997.

John T. Wilson, a portfolio manager of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the large-cap growth stocks category and has co-managed that portion of the Fund since August, 2005. Mr. Wilson has been associated with Columbia Advisors since July, 2005. Prior to July, 2005, Mr. Wilson was a managing director and head of the Large Cap Core Team of State Street Research and Management from May, 1996 to July, 2005.

Diane L. Sobin, a senior portfolio manager of Columbia Advisors, is lead manager for the portion of the Fund allocated to the mid-cap value stocks category and has co-managed that portion of the Fund since September, 2004. Ms. Sobin is also a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since September, 2005. Ms. Sobin has been associated with Columbia Advisors or its affiliates since August, 2001. Prior to joining in August, 2001, Ms. Sobin was a senior vice president with Zurich Scudder Investments, Inc. from February, 2000 to June, 2001.

David I. Hoffman, a senior portfolio manager of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the mid-cap value stocks category and has co-managed that portion of the Fund since September, 2004. Mr. Hoffman is also a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since September, 2005. Mr. Hoffman has been associated with Columbia Advisors or its affiliates since August, 2001. Prior to joining in August, 2001, Mr. Hoffman was a vice president with Zurich Scudder Investments, Inc. from March, 1999 to July, 2001.

Lori J. Ensinger, a senior portfolio manager of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the mid-cap value stocks category and has co-managed that portion of the Fund since September, 2004. Ms. Ensinger is also a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since September, 2005. Ms. Ensinger has been associated with Columbia Advisors or its affiliates since August, 2001. Prior to 2001, Ms. Ensinger directed the investment strategy for all institutional assets managed under the U.S. large-cap value style at Zurich Scudder Investments from 1999 to 2001.

Noah J. Petrucci, a portfolio manager of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the mid-cap value stocks category and has co-managed that portion of the Fund since September, 2004. Mr. Petrucci is also a co-manager for the portion of the Fund allocated to the large-cap value stocks category and has co-managed that portion of the Fund since September, 2005. Mr. Petrucci has been associated with Columbia Advisors or its affiliates since February, 2002. Prior to February, 2002, Mr. Petrucci was employed by Zurich Scudder Investments from October, 1996, serving most recently as a product specialist/portfolio manager from April, 2001 to February, 2002.

Kenneth A. Korngiebel, a senior vice president of Columbia Advisors, is the lead manager for the portion of the Fund allocated to the mid-cap growth stocks category and has managed or co-managed that portion of the Fund since June, 2004. Mr. Korngiebel has been associated with Columbia Advisors or its predecessors since 1996.

Wayne M. Collette, a vice president of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the mid-cap growth stocks category and has co-managed that portion of the Fund since February, 2006. Mr. Collette has been associated with Columbia Advisors or its predecessors since 2001. Prior to 2001, Mr. Collette was an associate portfolio manager with Neuberger Berman from 1999 to 2001.

J. Michael Kosicki, a portfolio manager of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the mid-cap growth stocks category and has co-managed that portion of the Fund since February, 2006. Mr. Kosicki has been associated with Columbia Advisors or its predecessors since 2004. Prior to 2004, Mr. Kosicki was with Fidelity Investments from 1993 to 2004, most recently as an equity analyst.

George J. Myers, a portfolio manager of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the mid-cap growth stocks category and has co-managed that portion of the Fund since February, 2006. Mr. Myers has been associated with Columbia Advisors or its predecessors since 2004. Prior to 2004, Mr. Myers was a portfolio manager with Dresdner RCM Global Investors from 1999 to 2004.


Theodore R. Wendell, a vice president of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the mid-cap growth stocks category and has co-managed that portion of the Fund since February, 2006. Mr. Wendell has been associated with Columbia Advisors or its predecessors since 2000.

Daniel H. Cole, a portfolio manager of Columbia Advisors, is the lead manager for the portion of the Fund allocated to the small-cap growth stocks category and has co-managed that portion of the Fund since June, 2005. Mr. Cole has been associated with Columbia Advisors or its predecessors since September, 2001. Prior to September, 2001, Mr. Cole was a portfolio manager and analyst with Neuberger Berman, LLC from July, 1999 to September, 2001.

Daniele M. Donahoe, a portfolio manager of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the small-cap growth stocks category and has co-managed that portion of the Fund since December, 2005. Ms. Donahoe has been associated with Columbia Advisors or its predecessors since July, 2002. Prior to joining, Ms. Donahoe was an associate in the equity research department at Citigroup from 1999 to 2001.

Jon Michael Morgan, a portfolio manager of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the small-cap growth stocks category and has co-managed that portion of the Fund since December, 2005. Mr. Morgan has been associated with Columbia Advisors or its predecessors since July, 2000.

Clifford D. Siverd, a portfolio manager of Columbia Advisors, is a co-manager for the portion of the Fund allocated to the small-cap growth stocks category and has co-managed that portion of the Fund since December, 2005. Mr. Siverd has been associated with Columbia Advisors or its predecessors since April, 2001. Prior to joining, Mr. Siverd was a vice president of institutional equity sales at Suntrust Robinson-Humphry.

Stephen D. Barbaro, a vice president of Columbia Advisors, manages the portion of the Fund's assets allocated to the small cap value stocks category. He has been associated with Columbia Advisors and its predecessors since 1976.

Jeremy Javidi, a vice president of Columbia Advisors, is a co-manager for the portion of the Fund's assets allocated to the small cap value stocks category and has co-managed the Fund since August, 2005. Mr. Javidi has been associated with Columbia Advisors or its affiliates since January, 2000.

Leonard A. Aplet, senior vice president of Columbia Advisors, manages the portion of the Fund allocated to the investment grade bonds category and has managed that portion of the Fund since March, 2005. Mr. Aplet has been associated with Columbia Advisors or its predecessors since 1987.

Stephen Peacher, a managing director of Columbia Advisors, is the manager for the portion of the Fund allocated to non-investment grade bonds and has managed that portion of the Fund since September, 2005. Mr. Peacher has been associated with Columbia Advisors or its predecessors since April, 2005. Prior to April, 2005, Mr. Peacher was employed by Putnam Investments, where he served as the Chief Investment Officer of the Credit Team for the previous five years.

Nordea Investment Management North America, Inc. (NIMNAI), located at 437 Madison Avenue, 22nd Floor, New York, New York 10022, is the Asset Allocation Fund's investment sub-advisor. The subadvisory agreement with NIMNAI provides that the Fund's advisor shall pay NIMNAI a monthly fee at the annual rate of 0.40% of the average daily net asset value of that portion of the Asset Allocation Fund's assets under management by NIMNAI. NIMNAI offers a range of equity investment products and services to institutional clients, including private and public retirement funds, unions, endowments, foundations and insurance companies, as well as to mutual fund sponsors on a sub-advisory basis. NIMNAI is an indirect wholly owned subsidiary of Nordea AB. As part of an internal reorganization, Nordea AB created NIMNAI to assume the investment management business of Nordea Securities, Inc. In its duties as investment subadvisor, NIMNAI manages a portion of the Asset Allocation Fund's foreign securities. NIMNAI has been an investment advisor since 1994. As of January 31, 2005, NIMNAI managed over $101 billion in assets. NIMNAI investment decisions are made by a team. No single individual at NIMNAI is primarily responsible for making investment decisions with respect to the Asset Allocation Fund.

Robert Madsen, a portfolio manager for NIMNAI, is a co-manager for the portion of the Fund allocated to foreign stocks and has co-managed the portion of the Fund since July, 2001. Mr. Madsen has been associated with NIMNAI since 1993.

Klaus Ropke, a portfolio manager for NIMNAI, is a co-manager the portion of the Fund allocated to foreign stocks and has co-managed the portion of the Fund since July, 2001. Mr. Ropke has been associated with NIMNAI since 1995.


                                                            February 3, 2006

                 LIBERTY ASSET ALLOCATION FUND, VARIABLE SERIES
                                  (the "Fund")

     Supplement to the Statement of Additional Information dated May 1, 2005

1. The following language is added to the chart following the heading "Other Accounts Managed By Portfolio Managers" in the section "Portfolio Managers":

---------------------------------- -------------------------------- ---------------------------- -----------------------------
                                    Other SEC-registered open-end
                                        and closed-end funds         Other pooled investment
       Portfolio Managers                                                    vehicles                   Other accounts
---------------------------------- -------------------------------- ---------------------------- -----------------------------
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------
                                      Number of         Assets        Number of       Assets      Number of       Assets
                                      accounts                        accounts                    accounts
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------
Wayne M. Collette*                        9          $1.4 billion         1         $8 million       23        $465 million
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------
J. Michael Kosicki*                       7          $1.2 billion         1         $8 million       27        $465 million
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------
George J. Myers*                          7          $1.2 billion         1         $8 million       26        $465 million
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------
Theodore R. Wendell*                      9          $1.4 billion         1         $8 million       29        $465 million
---------------------------------- ---------------- --------------- -------------- ------------- ------------ ----------------

2. The following language is added to the chart following the heading "Ownership of Securities" in the section "Portfolio Managers":

---------------------------------------------------------------- -------------------------------------------------------------
                                                                          Dollar Range of Equity Securities in the
                      Portfolio Managers                                           Fund Beneficially Owned
---------------------------------------------------------------- -------------------------------------------------------------
---------------------------------------------------------------- -------------------------------------------------------------
Wayne M. Collette*                                                                            $0
---------------------------------------------------------------- -------------------------------------------------------------
---------------------------------------------------------------- -------------------------------------------------------------
J. Michael Kosicki* $0
---------------------------------------------------------------- -------------------------------------------------------------
---------------------------------------------------------------- -------------------------------------------------------------
George J. Myers*                                                                              $0
---------------------------------------------------------------- -------------------------------------------------------------
---------------------------------------------------------------- -------------------------------------------------------------
Theodore R. Wendell*                                                                          $0
---------------------------------------------------------------- -------------------------------------------------------------

* Information provided as of December 31, 2005.

3. The following language is added to the chart following the heading "Compensation" in the section "Portfolio Managers":

----------------------------- ------------------------------------------------------------------------------------------------
     Portfolio Managers                                            Performance Benchmark
----------------------------- ------------------------------------------------------------------------------------------------
----------------------------- ------------------------------------------------------------------------------------------------
Wayne M. Collette                           Standard & Poor's 500 Index and Lehman Brothers Aggregate Bond Index
----------------------------- ------------------------------------------------------------------------------------------------
----------------------------- ------------------------------------------------------------------------------------------------
J. Michael Kosick                           Standard & Poor's 500 Index and Lehman Brothers Aggregate Bond Index
----------------------------- ------------------------------------------------------------------------------------------------
----------------------------- ------------------------------------------------------------------------------------------------
George J. Myers                             Standard & Poor's 500 Index and Lehman Brothers Aggregate Bond Index
----------------------------- ------------------------------------------------------------------------------------------------
----------------------------- ------------------------------------------------------------------------------------------------
Theodore R. Wendell                         Standard & Poor's 500 Index and Lehman Brothers Aggregate Bond Index
----------------------------- ------------------------------------------------------------------------------------------------

                                                            February 3, 2006